Related party transactions and balances (Details) $ in Thousands			1 Months Ended					12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	May 08, 2015 CNY (¥) shares	Dec. 31, 2023 shares	May 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	May 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2025 CNY (¥) director	Dec. 31, 2025 USD ($) director	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Gross proceeds								¥ 577,974,000	$ 82,649	¥ 513,622,000	¥ 441,270,000
Allowance provision								¥ (3,286,000)	$ (470)	(17,532,000)	(11,518,000)
Related Party | Trip.com
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
Gross proceeds								¥ 5,100		111,300	¥ 0
Related Party | Trip.com | Class A ordinary shares | Private placement concurrent with initial public offering
Related Party Transaction
Number of shares issued | shares							5,000,000
Related Party | Trip.com | Class A ordinary shares | Private Placement
Related Party Transaction
Number of shares issued | shares						3,750,000	3,731,034
Cash consideration | $						$ 20,000	$ 15,000
Related Party | Hopeful Tourism Limited
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
Related Party | Caissa
Related Party Transaction
share purchase agreement and agreed | shares											78,061,780
Cash received											¥ 332,400
Allowance provision											¥ 1,567,400
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares											311,075
Value of shares of HNA Airlines received upon settlement of HNA Debts											¥ 1,235,000
Related Party | HNA Trust
Related Party Transaction
Cash received of distribution of earnings								¥ 351,800			211,800
Related Party | HNA Trust | HNA
Related Party Transaction
Cash received of distribution of earnings										211,300
Related Party | Hengxin
Related Party Transaction
Purchase of air tickets								10,667,100		7,888,600	2,729,300
Outstanding loan								11,258,600
Received loan repayment								¥ 2,000,000
Related Party | HNA Tourism
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								2	2
Number of shares issued | shares	90,909,091
Cash consideration	¥ 3,279,000,000
Total principal amount													¥ 540,000,000
Allowance provision					¥ 1,300,000
Cash received					¥ 300,000
Number of units received and registered for settlement of debts | shares				632,992,650
Percentage of units received for settlement of debts				0.09%
Initial investment on receipt of units												¥ 13,300,000
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares					531,591
Value of shares of HNA Airlines received upon settlement of HNA Debts					¥ 1,000,000
Related Party | HNA Affiliates
Related Party Transaction
Value of shares of HNA Airlines received upon settlement of HNA Debts												¥ 13,300,000
Related Party | HNA Affiliates | Notes Financing and Loan Financing
Related Party Transaction
Number of shares issued | shares												2,398
Cash deposited into bank												¥ 150,000
Allowance provision											3,900
Related Party | HNA Affiliates | HNA
Related Party Transaction
Allowance provision												¥ 153,900
Related Party | JD
Related Party Transaction
Number of shares issued | shares		65,625,000
Cash consideration		¥ 1,528,200,000
Cash consideration of ordinary shares issued		¥ 660,200,000
Related Party | JD.com Investment Limited
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
share purchase agreement and agreed | shares			78,061,780
Payment of commission for selling products								¥ 106,900		38,500
Related Party | JD.com Investment Limited | Travel Services
Related Party Transaction
Gross proceeds								1,633,500		1,164,400
Related Party | JD.com Investment Limited | Team Building Services
Related Party Transaction
Gross proceeds								0		151,000
Related Party | Guangxi Yijianyou Tourism Operation Co., Ltd. ("Yijianyou")
Related Party Transaction
Gross proceeds								0		352,300	28,000
Purchase of air tickets								494,800		890,500	0
Related Party | Fullshare
Related Party Transaction
Purchase of air tickets								¥ 0		¥ 8,515,000	¥ 0